SUPPLEMENT

DATED MARCH 29, 2012 TO

HARTFORD ADVISERS HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011,

AND SUMMARY PROSPECTUS DATED MAY 1, 2011

As of April 30, 2012, Karen H. Grimes will become a portfolio manager for Hartford Advisers HLS Fund (the “Fund”).  As of the same date, Steven T. Irons will no longer serve as a portfolio manager for the Fund.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

HARTFORD STOCK HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011,

AND SUMMARY PROSPECTUS DATED MAY 1, 2011

As of April 30, 2012, Donald J. Kilbride will become a portfolio manager for Hartford Stock HLS Fund (the “Fund”).  As of the same date, Steven T. Irons will no longer serve as a portfolio manager for the Fund.

This Supplement should be retained with your Prospectus for future reference.

March 2012